RETIREMENT PLAN	12 Months Ended
Dec. 31, 2011
RETIREMENT PLAN
RETIREMENT PLAN

NOTE M — RETIREMENT PLAN

The Company sponsors the Community First Bank 401(k) Plan (the “401(k) Plan”) for the exclusive benefit of all eligible employees and their beneficiaries.  Employees are eligible to participate in the 401(k) Plan with no minimum age requirement after completing twelve months of service in which they are credited with at least 501 hours of service.  Employees are allowed to defer and contribute up to 15% of their salary each year.  We match $.50 for each dollar deferred up to 10% of total salary.  The Board of Directors can also elect to make discretionary contributions.  Employees are fully vested in both the matching and any discretionary contributions after five years of service.  The employer contributions to the plan for 2011, 2010 and 2009 totaled $72,266, $66,450 and $69,572 respectively.

In 2007, the Company’s Board of Directors approved certain supplemental benefits for the Chief Executive Officer.  These benefits are not qualified under the Internal Revenue Code and they are not funded.  However, life insurance contracts owned by the Bank provide informal, indirect funding for those benefits.  We recorded deferred compensation expense related to these benefits of $605,068, $543,050 and $486,197 in 2011, 2010 and 2009, respectively.